Deferred income tax - Movement on the deferred income tax account (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Deferred income tax
At 1 January	£ (66)	£ (57)
Exchange differences	27	2
Acquisition of companies and businesses	(446)	(8)
Credited to the income statement	14	(8)	£ 23
Credited to other comprehensive income	5
Charged to equity	(2)	5
At 31 December	(468)	(66)	(57)
Deferred taxation has been presented on the balance sheet as follows:
Deferred tax assets	43	42
Deferred tax liabilities	(511)	(108)
Deferred tax asset (liability)	£ (468)	£ (66)	£ (57)